Financial Instruments Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jan. 01, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	$ 35,400	$ 35,804	$ 11,520	$ 11,055	$ 35,400	$ 11,520	$ 31,078	$ 11,155
Financing Receivable, Credit Loss, Expense (Reversal)	275	10,640	(163)	8,880
Financing Receivable, Allowance for Credit Loss	103,736	103,461	62,017	62,180	103,736	62,017	92,821	53,300
Sales-Type or Direct Financing [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Credit Loss Expense (Reversal)	(404)	4,726	465		4,300	400
Loans Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss	4,000	3,745	3,797	3,714	4,000	3,797	4,726	3,714
Financing Receivable, Credit Loss, Expense (Reversal)	255	(981)	83	0
Financial Guarantee [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability	2,000	2,298	1,851	2,139	2,000	1,851	2,080	2,139
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	(298)	218	(288)	0
Equity Method Investments [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	62,336	61,614	44,849	45,272	62,336	44,849	$ 54,937	$ 36,292
Net Investment in Lease, Credit Loss Expense (Reversal)	$ 722	$ 6,677	$ (423)	8,980	$ 7,400	$ 8,600
Teekay LNG | Sales-Type or Direct Financing [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Credit Loss Expense (Reversal)				$ (100)